Note 23 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	201 7	201 6	201 5

Beginning Balanc e	$(5,022,140)	$(4,434,351)	$(4,844,974)

Other Comprehensive Incom e Before Reclassificatio n	(401,514)	(333,542)	403,055

Amounts Reclassified from Accumulate d Other Comprehensive Incom e	-	(254,247)	7,568
TCJ Ac t	(1,068,295)	-	-

Net Current Period Other Comprehensive Income	(1,469,809)	(587,789)	410,623

Ending Balanc e	$(6,491,949)	$(5,022,140)	$(4,434,351)